Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended							3 Months Ended
	Dec. 31, 2012 Fox River Site [Member] entity facility	Dec. 31, 2012 Fox River Site [Member] defendant	Dec. 31, 2011 Fox River Site [Member]	Dec. 31, 2010 Fox River Site [Member]	Jun. 30, 2009 Fox River Site [Member]	Dec. 31, 2012 Total Clean Up Costs, Fox River Site [Member]	Dec. 31, 2012 Total Natrual Resource Damages, Fox River Site [Member]	Dec. 31, 2010 Fox River LLC [Member] entity	Dec. 31, 2012 Fox River LLC [Member]	Dec. 31, 2011 Fox River LLC [Member]	Dec. 31, 2012 Kalamazoo River Site [Member]	Dec. 31, 2012 Minimum [Member] Total Natrual Resource Damages, Fox River Site [Member]	Dec. 31, 2012 Maximum [Member] Total Natrual Resource Damages, Fox River Site [Member]	Dec. 31, 2012 Threatened Litigation [Member]	Dec. 31, 2012 API [Member] Threatened Litigation [Member]	Dec. 31, 2012 Appleton [Member] Fox River Site [Member]
Loss Contingencies [Line Items]
Number of Potentially Responsible Parties	8	8						4
Number of Sites Previously Owned Allegedly Responsible for PCB Discharges	2	2
Additional Potentially Responsible Parties	4	4
Promissory Note, Original Maximum Obligation					$ 20
Promissory Note, Current Maximum Obligation	15	15
Portion Of Costs Below Threshold, Percentage	45.00%	45.00%
Threshold For Environmental Cleanup Costs	75	75
Portion Of Costs Exceeding Threshold, Percentage	40.00%	40.00%
Accounts Receivable, Related Parties															40
Percentage of Arbitration Award														60.00%
Number of Defendants											3
Estimated Total Clean Up Costs	827	827
Percentage Contingency for Probable Cost Overruns						5.00%
Fox River LLC Funding Remainder Other Current Asset									3	1
Estimated Total NRD Costs							76
Estimated Minimum NRD Costs												0	246
Estimated Federal Government Maximum NRD Costs							382
Anticipated Allocable Total Site Costs, Maximum	100.00%	100.00%
Net Loss Contingency Accrual									115	160
Estimate of AT&T and Actel-Lucent's Portion of Payout, Recorded As Long Term Asset			84	79
Total Amount Received from Settlements with Insurance Carriers	162	162
Portion of Insurance Settlements Subject to Competing Claims	9	9
NCRs Agreed Upon Share of Insurance Settlements Subject to Competing Claims	4	4
Judgement Against Insurance Company, Amount Awarded, Pending Appeal																40.8
Alleged Portion Of GP Clean Up Costs											$ 79
Number of Defendants With Asserted Cross Claims											2